Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Payments in advance	$ 48,516,181	$ 35,931,167
Other	2,674,464	2,327,872
Insurance	801,427	853,891
Total other assets	$ 51,992,072	$ 39,112,930